SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4)	12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020	Jan. 13, 2020
Defined Benefit Plan Disclosure [Line Items]
Ownership			100.00%
Medmen Enterprises Inc. [Member] | M M O F Vegas Retail Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	100.00%	100.00%
Medmen Enterprises Inc. [Member] | M M E V M S L L C [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	San Jose
Purpose	Dispensary
Ownership	100.00%	100.00%
Medmen Enterprises Inc. [Member] | Viktoriyas Medical Supplies L L C [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	100.00%	100.00%
Medmen Enterprises Inc. [Member] | Project Compassion Venture L L C [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	100.00%	100.00%
Medmen Enterprises Inc. [Member] | Kannaboost Technology Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Scottsdale and Tempe, Arizona
Purpose	Dispensaries
Ownership	0.00%	100.00%
Manlin I L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Los Angeles - West Hollywood
Purpose	Dispensary
Ownership	100.00%	100.00%
Farmacy Collective [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Los Angeles - West Hollywood
Purpose	Dispensary
Ownership	100.00%	100.00%
The Source Santa Ana [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Orange County - Santa Ana
Purpose	Dispensary
Ownership	100.00%	100.00%
C Y O N Corporation Inc [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Los Angeles - Beverly Hills
Purpose	Dispensary
Ownership	100.00%	100.00%
B H Fund I I Group L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	100.00%	100.00%
M M O F Downtown Collective L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Los Angeles - Downtown
Purpose	Dispensary
Ownership	100.00%	100.00%
Advanced Patients Collective [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	100.00%	100.00%
D T Fund I I Group L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	100.00%	100.00%
M M O F San Diego Retail Inc [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	San Diego - Kearny Mesa
Purpose	Dispensary
Ownership	100.00%	100.00%
San Diego Retail Group I I L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	100.00%	100.00%
M M O F Venice L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Venice Beach - Lincoln Blvd.
Purpose	Dispensary
Ownership	100.00%	100.00%
The Compassion Network L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	100.00%	100.00%
M M O F P D L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Palm Desert
Purpose	Dispensary
Ownership	100.00%	100.00%
M M O F Palm Desert Inc [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	100.00%	100.00%
M M O F S M L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Santa Monica
Purpose	Dispensary
Ownership	100.00%	100.00%
M M O F Santa Monica Inc [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	100.00%	100.00%
M M O F Fremont L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Las Vegas - Downtown Arts District
Purpose	Dispensary
Ownership	100.00%	100.00%
M M O F Fremont Retail Inc [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	100.00%	100.00%
M M E S F Retail Inc [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	San Francisco
Purpose	Dispensary
Ownership	100.00%	100.00%
M M O F Vegas L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Las Vegas - North Las Vegas
Purpose	Dispensary
Ownership	100.00%	100.00%
M M O F Vegas Two L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Las Vegas - Cannacopia
Purpose	Dispensary
Ownership	100.00%	100.00%
Project Compassion N Y L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	100.00%	100.00%
Med Men N Y Inc [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	New York (Manhattan / Syracuse / Lake Success / Buffalo)
Purpose	Dispensaries
Ownership	100.00%	100.00%
M M E I L Group L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Oak Park, Illinois
Purpose	Dispensary
Ownership	100.00%	100.00%
Future Transactions Holdings L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	100.00%	100.00%
M M E Seaside L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Seaside, California
Purpose	Dispensary
Ownership	0.00%	100.00%
P H S L L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	0.00%	100.00%
M M E Sorrento Valley L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	San Diego – Sorrento Valley
Purpose	Dispensary
Ownership	100.00%	100.00%
Sure Felt L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	100.00%	100.00%
Rochambeau Inc [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Emeryville, California
Purpose	Dispensary
Ownership	100.00%	100.00%
C S I Solutions L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	0.00%	100.00%
M M E A Z Group L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Mesa, Arizona
Purpose	Dispensary
Ownership	100.00%	100.00%
E B A Holdings Inc [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Mesa, Arizona
Purpose	Cultivation and Production Facility
Ownership	100.00%	100.00%
Mattn Jeremy Inc [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Long Beach, California
Purpose	Dispensary
Ownership	100.00%	100.00%
Milkman L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Grover Beach, California
Purpose	Dispensary
Ownership	0.00%	100.00%
M M E 1001 North Retail L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Chicago, Illinois
Purpose	Dispensary
Ownership	100.00%	100.00%
M M E Evanston Retail L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Evanston, Illinois
Purpose	Dispensary
Ownership	100.00%	100.00%
M M E Morton Grove Retail L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Morton Grove, Illinois
Purpose	Dispensary
Ownership	100.00%	0.00%
Med Men Boston L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Boston, Massachusetts
Purpose	Dispensary
Ownership	90.00%	0.00%